Davis FUNDS

Davis New York Venture Fund

October 31, 2019

Over 50 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.14%)
COMMUNICATION SERVICES – (14.24%)
Media & Entertainment – (14.04%)
Alphabet Inc., Class A *	185,877	$233,981,967
Alphabet Inc., Class C *	376,237	474,100,006
ASAC II L.P. *(a)(b)	4,156,451	4,306,915
Facebook, Inc., Class A *	1,996,527	382,634,399
Fang Holdings Ltd., Class A, ADR (China)*	665,469	1,337,593
Liberty Latin America Ltd., Class C *	587,031	10,807,241
Liberty TripAdvisor Holdings, Inc., Series A *	239,266	2,308,917
MultiChoice Group Ltd. (South Africa)*	698,180	5,823,211
Tencent Holdings Ltd. (China)	2,731,000	111,805,818
		1,227,106,067
Telecommunication Services – (0.20%)
GCI Liberty, Inc., Class A *	250,195	17,508,646
	Total Communication Services	1,244,614,713
CONSUMER DISCRETIONARY – (17.35%)
Automobiles & Components – (0.71%)
Adient plc *	2,945,827	62,422,074
Consumer Durables & Apparel – (0.48%)
Hunter Douglas N.V. (Netherlands)	653,028	41,805,678
Consumer Services – (6.09%)
New Oriental Education & Technology Group, Inc., ADR (China)*	4,360,290	532,216,998
Retailing – (10.07%)
Alibaba Group Holding Ltd., ADR (China)*	1,618,510	285,942,161
Amazon.com, Inc. *	256,906	456,434,614
Booking Holdings Inc. *	33,844	69,338,572
Expedia Group, Inc.	60,077	8,210,123
Prosus N.V., Class N (Netherlands)*	775,590	53,483,895
Qurate Retail, Inc., Series A *	735,248	7,014,266
		880,423,631
	Total Consumer Discretionary	1,516,868,381
ENERGY – (3.92%)
Apache Corp.	9,294,345	201,315,513
Encana Corp. (Canada)	15,501,790	60,922,035
Magnolia Oil & Gas Corp., Class A *	8,202,753	80,551,034
	Total Energy	342,788,582
FINANCIALS – (39.29%)
Banks – (17.15%)
Danske Bank A/S (Denmark)	5,314,500	75,828,493
DBS Group Holdings Ltd. (Singapore)	8,121,800	155,218,347
DNB ASA (Norway)	5,391,500	97,967,046
JPMorgan Chase & Co.	3,333,454	416,415,074
U.S. Bancorp	2,869,600	163,624,592
Wells Fargo & Co.	11,429,442	590,102,090
		1,499,155,642
Diversified Financials – (18.01%)
Capital Markets – (3.27%)
Bank of New York Mellon Corp.	6,120,867	286,150,532

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (8.58%)
American Express Co.	2,048,301	$240,224,741
Capital One Financial Corp.	5,466,103	509,714,105
		749,938,846
Diversified Financial Services – (6.16%)
Berkshire Hathaway Inc., Class A *	1,689	538,687,971
		1,574,777,349
Insurance – (4.13%)
Life & Health Insurance – (1.68%)
AIA Group Ltd. (Hong Kong)	14,710,990	147,279,802
Property & Casualty Insurance – (2.45%)
Chubb Ltd.	857,050	130,631,561
Loews Corp.	754,789	36,984,661
Markel Corp. *	39,386	46,121,006
		213,737,228
		361,017,030
	Total Financials	3,434,950,021
HEALTH CARE – (1.72%)
Health Care Equipment & Services – (1.72%)
CVS Health Corp.	197,242	13,094,896
Quest Diagnostics Inc.	1,351,750	136,864,688
	Total Health Care	149,959,584
INDUSTRIALS – (8.26%)
Capital Goods – (8.24%)
Ferguson PLC (United Kingdom)	2,883,645	246,008,844
Orascom Construction PLC (United Arab Emirates)	2,312,662	13,899,099
United Technologies Corp.	3,206,490	460,387,834
		720,295,777
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., ADR (China)*	611,109	2,004,438
	Total Industrials	722,300,215
INFORMATION TECHNOLOGY – (10.51%)
Semiconductors & Semiconductor Equipment – (8.62%)
Applied Materials, Inc.	6,606,520	358,469,775
Intel Corp.	3,095,000	174,960,350
Texas Instruments Inc.	1,865,830	220,149,282
		753,579,407
Software & Services – (1.89%)
Microsoft Corp.	707,518	101,436,856
Oracle Corp.	1,178,343	64,207,910
		165,644,766
	Total Information Technology	919,224,173
MATERIALS – (0.85%)
OCI N.V. (Netherlands)*	3,330,154	74,690,947
	Total Materials	74,690,947
TOTAL COMMON STOCK – (Identified cost $5,123,440,743)		8,405,396,616

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.63%)
INDUSTRIALS – (3.63%)
Transportation – (3.63%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	5,938,103	$272,202,642
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	982,804	45,051,735
		Total Industrials	317,254,377
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		317,254,377
SHORT-TERM INVESTMENTS – (0.30%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $11,550,574 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $11,781,000)	$11,550,000	11,550,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $3,042,147 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.03%-4.50%, 02/01/48-10/15/49, total market value $3,102,840)	3,042,000	3,042,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $11,550,574 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.63%-5.00%, 02/01/25-10/01/49, total market value $11,781,000)	11,550,000	11,550,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,142,000)		26,142,000
	Total Investments – (100.07%) – (Identified cost $5,379,895,982)		8,748,792,993
	Liabilities Less Other Assets – (0.07%)		(5,908,183)
	Net Assets – (100.00%)		$8,742,884,810

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $321,561,292 or 3.68% of the Fund's net assets as of October 31, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,240,307,798	$–	$4,306,915	$1,244,614,713
Consumer Discretionary	1,516,868,381	–	–	1,516,868,381
Energy	342,788,582	–	–	342,788,582
Financials	3,434,950,021	–	–	3,434,950,021
Health Care	149,959,584	–	–	149,959,584
Industrials	722,300,215	–	–	722,300,215
Information Technology	919,224,173	–	–	919,224,173
Materials	74,690,947	–	–	74,690,947
Preferred Stock:
Industrials	–	–	317,254,377	317,254,377
Short-term securities	–	26,142,000	–	26,142,000
Total Investments	$8,401,089,701	$26,142,000	$321,561,292	$8,748,792,993

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2019 was $(16,109,211). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance August 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance October 31, 2019
Investments in Securities:
Common Stock	$4,274,495	$–	$32,420	$–	$–	$4,306,915
Preferred Stock	333,396,008	–	(16,141,631)	–	–	317,254,377
Total Level 3	$337,670,503	$–	$(16,109,211)	$–	$–	$321,561,292

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	October 31, 2019	Technique	Input(s)	Amount	an Increase in Input
Investments in Securities:
Common Stock	$4,306,915	Discounted Cash Flow	Annualized Yield	2.792%	Decrease

Preferred Stock	317,254,377	Market Approach	Adjusted Transaction Price	$45.84	Increase
Total Level 3	$321,561,292

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2019 (Unaudited)

Federal Income Taxes

At October 31, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$5,399,247,075
Unrealized appreciation	3,902,270,673
Unrealized depreciation	(552,724,755)
Net unrealized appreciation	$3,349,545,918

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.